Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Loss Per Share

Basic and diluted loss per Class A and Class B ordinary share for the years ended December 31, 2018, 2019 and 2020 are calculated as follows:

	Year ended December 31,
	2018		2019		2020		2020
	Class A	Class B	Class A	Class B	Class A		Class B
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
Numerator:
Net loss attributable to iQIYI, Inc.	(3,841,616)	(5,268,160)	(4,506,557)	(5,816,772)	(3,127,160)	(479,257)	(3,911,201)	(599,418)
Accretion of redeemable noncontrolling interests	—	—	(673)	(869)	(3,149)	(482)	(3,938)	(604)
Accretion of redeemable convertible preferred shares	(126,085)	(172,905)	—	—	—	—	—	—
Net loss attributable to iQIYI, Inc.'s ordinary shareholders	(3,967,701)	(5,441,065)	(4,507,230)	(5,817,641)	(3,130,309)	(479,739)	(3,915,139)	(600,022)

Denominator:
Weighted average number of ordinary shares outstanding, basic	1,631,116,600	2,236,815,186	2,228,491,004	2,876,391,396	2,299,788,661	2,299,788,661	2,876,391,396	2,876,391,396
Weighted average number of ordinary shares outstanding, diluted	1,631,116,600	2,236,815,186	2,228,491,004	2,876,391,396	2,299,788,661	2,299,788,661	2,876,391,396	2,876,391,396

Net loss per share, basic	(2.43)	(2.43)	(2.02)	(2.02)	(1.36)	(0.21)	(1.36)	(0.21)
Net loss per share, diluted	(2.43)	(2.43)	(2.02)	(2.02)	(1.36)	(0.21)	(1.36)	(0.21)